UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21791



Name of Fund: Global Income & Currency Fund Inc. (GCF)



Fund Address: P.O. Box 9011, Princeton, NJ 08543-9011



Name and address of agent for service: Mitchell M. Cox, Chief Executive

Officer, Global Income & Currency Fund

Inc., 4 World Financial Center, 6(th) Floor, New York, New York 10080.



Registrant's telephone number, including area code: (877) 449-4742



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder

meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



Global Income & Currency Fund Inc.



By: /s/ Mitchell M. Cox

Mitchell M. Cox

Chief Executive Officer of

Global Income & Currency Fund Inc.



Date: August 25, 2008